Trade Receivables, Net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade Receivables, Net
10.	TRADE RECEIVABLES, NET

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$109,473,101	$109,408,693	$3,560,322
Less: Allowance for impairment loss	103,353	164,408	5,350

	109,369,478	109,244,285	3,554,972
At FVTOCI	6,092,462	5,402,714	175,812

	$115,462,210	$114,646,999	$3,730,784

a.	Trade receivables

1)	At amortized cost
The Group’s average credit terms granted to the customers were 30 to 90 days. The Group evaluates the risk and probability of credit loss of trade receivables by reference to the Group’s past experiences, financial condition of each customer, impact of
COVID-19,
as well as competitive advantage and future development of the industry in which the customer operates. The Group then reviews the recoverable amount of each individual trade receivable at each balance sheet date to ensure that adequate allowance is made for possible irrecoverable amounts. In this regard, management believes the Group’s credit risk was significantly reduced.
The Group measures the loss allowance for trade receivables at an amount equal to lifetime ECLs. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of economic conditions at each balance sheet date. As the Group’s historical credit loss experience shows significantly different loss patterns for different customer segments, the provision matrix for expected credit loss allowance based on trade receivables due status is further distinguished according to the Group’s different customer base.
The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery. For trade receivables that have been written off, the Group continues to engage in enforcement activity to attempt to recover the receivables due. Where recoveries are made, these are recognized in profit or loss.
The following table details the loss allowance of trade receivables based on the Group’s provision matrix.
December 31, 2021

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$105,538,390	$3,136,438	$609,695	$99,118	$89,460	$109,473,101
Loss allowance (Lifetime ECLs)	(18,062)	(1,811)	(22,785)	(46,337)	(14,358)	(103,353)

	$105,520,328	$3,134,627	$586,910	$52,781	$75,102	$109,369,748

December 31, 2022

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$102,857,157	$4,765,548	$1,413,656	$294,937	$77,395	$109,408,693
Loss allowance (Lifetime ECLs)	(20,445)	(1,778)	(47,752)	(70,133)	(24,300)	(164,408)

	$102,836,712	$4,763,770	$1,365,904	$224,804	$53,095	$109,244,285

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$3,347,125	$155,078	$46,002	$9,598	$2,519	$3,560,322
Loss allowance (Lifetime ECLs)	(665)	(58)	(1,554)	(2,282)	(791)	(5,350)

	$3,346,460	$155,020	$44,448	$7,316	$1,728	$3,554,972

The movements of the loss allowance of trade receivables were as follows:

	December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$136,497	$97,358	$103,353	$3,363
Remeasurement of loss allowance	(55,742)	17,078	59,490	1,936
Reclassification	(6,970)	—	—	—
Acquisition through business combinations	32,460	—	—	—
Amounts written off	(3,944)	(399)	—	—
Disposal of subsidiaries	—	(4,637)	—	—
Effects of foreign currency exchange differences	(4,943)	(6,047)	1,565	51

Balance at December 31	$97,358	$103,353	$164,408	$5,350

2)	At FVTOCI
For the trade receivables due from certain customers, the Group decides whether or not to factor these trade receivables to banks without recourse based on the Group’s demand of working capital. These trade receivables are classified as at FVTOCI because they are held within a business model whose objective is achieved by both the collection of contractual cash flows and the selling of financial assets.
The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.

December 31, 2021
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$5,991,543	$9,415	$91,493	$11	$—	$6,092,462
Loss allowance (Lifetime ECLs)	—	—	—	—	—	—

	$5,991,543	$9,415	$91,493	$11	$—	$6,092,462

December 31, 2022
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$5,291,410	$22,221	$83,767	$5,316	$—	$5,402,714
Loss allowance (Lifetime ECLs)	—	—	—	—	—	—

	$5,291,410	$22,221	$83,767	$5,316	$—	$5,402,714

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$172,190	$723	$2,726	$173	$—	$175,812
Loss allowance (Lifetime ECLs)	—	—	—	—	—	—

	$170,190	$723	$2,726	$173	$—	$175,812

3)	At FVTPL
Some of the Group’s subsidiaries sell all of their trade receivables to banks without recourse. The sale will result in the derecognition of these trade receivables because the Group’s subsidiaries will transfer substantially all risks and rewards to banks. These trade receivables are measured at FVTPL because the objective of those subsidiaries’ business model is neither the collecting of contractual cash flows nor the collecting of contractual cash flows and the selling of financial assets. As of December 31, 2022, the trade receivables at FVTPL were all factored to banks without recourse.

b.	Transfers of financial assets
The followings were the Group’s outstanding trade receivables transferred but not yet due:

Counterparty	Receivables Factoring Proceed		Reclassified to Other Receivables		Advances Received- Unused		Advances Received- Used		Annual Interest Rates on Advances Received (%)

December 31, 2021

BNP Paribas	EUR	12,115	EUR	12,081	EUR	11,475	EUR	34	0.80
First Commercial Bank	NT$	8,565	NT$	—	NT$	—	NT$	8,565	1.95

December 31, 2022

BNP Paribas	EUR	23,600	EUR	18,283	EUR	17,103	EUR	5,317	0.80

Pursuant to the factoring agreements, losses from commercial disputes (such as sales returns and discounts) are borne by the Group, while losses from credit risk are borne by banks. As of December 31, 2021, the Group’s issued promissory notes with aggregate amounts of US$2,000 thousand to Citibank Taiwan Ltd. for possible commercial disputes. As of the date that the consolidated financial statements were authorized for issue by the management, the Group did not have a material commercial dispute and also expected to have no material commercial dispute in the foreseeable future.